Stock Option Plan (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of stock option activity under the 2005 plan
The activity in the 2005 Plan is listed in the following table for 2012:

	Number	Weighted Average Exercise Price per Share
January 1, 2012	74,020	$74.96
Granted	—	—
Exercised	—	—
Forfeited/Expired	74,020	74.96
December 31, 2012	—	$—
Exercisable at year end		—
Weighted-average remaining contractual life		N/A
Aggregate intrinsic value		N/A